PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .3%
Communication Services : 12 .7%
455,914
(1)
Alphabet, Inc. - Class A
$ 59,660,906
4 .3
390,197
(1)
Alphabet, Inc. - Class C
51,447,475
3 .7
7,863
(1)
Charter
Communications, Inc. -
Class A
3,458,305
0 .2
169,697
(1)
Meta Platforms, Inc. -
Class A
50,944,736
3 .6
33,642
(1)
Netflix, Inc.
12,703,219
0 .9
178,214,641
12 .7
Consumer Discretionary : 16 .7%
31,091
(1)
Airbnb, Inc. - Class A
4,265,996
0 .3
691,213
(1)
Amazon.com, Inc.
87,866,997
6 .3
1,160
(1)
AutoZone, Inc.
2,946,388
0 .2
2,846
(1)
Booking Holdings, Inc.
8,776,922
0 .6
2,107
(1)
Chipotle Mexican Grill,
Inc.
3,859,666
0 .3
16,800
Dollar General Corp.
1,777,440
0 .1
77,698
Home Depot, Inc.
23,477,228
1 .7
23,628
Las Vegas Sands Corp.
1,083,107
0 .1
32,975
Lowe's Cos., Inc.
6,853,524
0 .5
8,533
(1)
Lululemon Athletica,
Inc.
3,290,410
0 .2
19,007  Marriott International,
Inc. - Class A
3,736,016
0 .3
23,108
McDonald's Corp.
6,087,571
0 .4
48,625
NIKE, Inc. - Class B
4,649,522
0 .3
3,895
(1)
O'Reilly Automotive, Inc.
3,540,010
0 .2
86,554
Starbucks Corp.
7,899,784
0 .6
35,284
Target Corp.
3,901,352
0 .3
211,682
(1)
Tesla, Inc.
52,967,070
3 .8
88,357
TJX Cos., Inc.
7,853,170
0 .5
234,832,173
16 .7
Consumer Staples : 4 .1%
148,206
Coca-Cola Co.
8,296,572
0 .6
1,235  Constellation Brands,
Inc. - Class A
310,393
0.0
33,990
Costco Wholesale Corp.
19,202,990
1 .4
5,550  Estee Lauder Cos., Inc.
- Class A
802,252
0 .1
8,382
Hershey Co.
1,677,071
0 .1
45,104
Kenvue, Inc.
905,688
0 .1
24,314
Kimberly-Clark Corp.
2,938,347
0 .2
57,060
(1)
Monster Beverage
Corp.
3,021,327
0 .2
73,033
PepsiCo, Inc.
12,374,712
0 .9
33,956
Procter & Gamble Co.
4,952,822
0 .3
38,918
Sysco Corp.
2,570,534
0 .2
57,052,708
4 .1
Financials : 1 .7%
14,887
American Express Co.
2,220,992
0 .2
54,665
Blackstone, Inc.
5,856,808
0 .4
12,764
(1)
Fiserv, Inc.
1,441,821
0 .1
30,415  Marsh & McLennan
Cos., Inc.
5,787,975
0 .4
11,101
Moody's Corp.
3,509,803
0 .2
33,581
Progressive Corp.
4,677,833
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,041
S&P Global, Inc.
$ 745,802
0 .1
24,241,034
1 .7
Health Care : 9 .9%
8,360
Abbott Laboratories
809,666
0 .1
135,385
AbbVie, Inc.
20,180,488
1 .4
27,868
Amgen, Inc.
7,489,804
0 .5
1,656
Cigna Group
473,732
0.0
46,181
(1)
Edwards Lifesciences
Corp.
3,199,420
0 .2
2,417
Elevance Health, Inc.
1,052,410
0 .1
64,926
Eli Lilly & Co.
34,873,702
2 .5
2,281  GE HealthCare
Technologies, Inc.
155,199
0.0
3,244
HCA Healthcare, Inc.
797,959
0 .1
4,159
Humana, Inc.
2,023,437
0 .1
26,794
(1)
Intuitive Surgical, Inc.
7,831,618
0 .6
3,962
McKesson Corp.
1,722,876
0 .1
35,857
Merck & Co., Inc.
3,691,478
0 .3
540
(1)
Regeneron
Pharmaceuticals, Inc.
444,398
0.0
6,922
Stryker Corp.
1,891,575
0 .1
18,232  Thermo Fisher
Scientific, Inc.
9,228,491
0 .7
59,976  UnitedHealth Group,
Inc.
30,239,300
2 .2
18,084
(1)
Vertex Pharmaceuticals,
Inc.
6,288,530
0 .5
35,508
Zoetis, Inc.
6,177,682
0 .4
138,571,765
9 .9
Industrials : 3 .8%
27,223  Automatic Data
Processing, Inc.
6,549,309
0 .4
5,818
(1)
Boeing Co.
1,115,194
0 .1
29,715
Caterpillar, Inc.
8,112,195
0 .6
17,058
CSX Corp.
524,534
0.0
19,355
Deere & Co.
7,304,190
0 .5
6,584  Honeywell International,
Inc.
1,216,328
0 .1
18,960
Illinois Tool Works, Inc.
4,366,678
0 .3
17,348
Lockheed Martin Corp.
7,094,638
0 .5
625  Northrop Grumman
Corp.
275,119
0.0
148,785
(1)
Uber Technologies, Inc.
6,842,622
0 .5
20,015
Union Pacific Corp.
4,075,654
0 .3
15,389  United Parcel Service,
Inc. - Class B
2,398,683
0 .2
28,045  Waste Management,
Inc.
4,275,180
0 .3
54,150,324
3 .8
Information Technology : 49 .0%
48,476  Accenture PLC - Class
A
14,887,464
1 .1
35,153
(1)
Adobe, Inc.
17,924,515
1 .3
69,972
(1)
Advanced Micro
Devices, Inc.
7,194,521
0 .5
1,144,952
Apple, Inc.
196,027,232
14 .0
54,723
Applied Materials, Inc.
7,576,399
0 .5

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Russell™ Large Cap
Growth Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
19,231
(1)
Arista Networks, Inc.
$ 3,537,158
0 .3
11,096
(1)
Atlassian Corp. - Class
A
2,235,955
0 .2
16,481
(1)
Autodesk, Inc.
3,410,084
0 .2
30,997
Broadcom, Inc.
25,745,488
1 .8
20,735
(1)
Cadence Design
Systems, Inc.
4,858,211
0 .3
50,368
(1)
Fortinet, Inc.
2,955,594
0 .2
20,958
Intuit, Inc.
10,708,281
0 .8
10,524
KLA Corp.
4,826,938
0 .3
9,746
Lam Research Corp.
6,108,500
0 .4
64,367  Mastercard, Inc. - Class
A
25,483,539
1 .8
570,979
Microsoft Corp.
180,286,619
12 .9
11,657
Motorola Solutions, Inc.
3,173,502
0 .2
182,299
NVIDIA Corp.
79,298,242
5 .7
47,944
Oracle Corp.
5,078,228
0 .4
23,121
(1)
Palo Alto Networks, Inc.
5,420,487
0 .4
78,036
(1)
PayPal Holdings, Inc.
4,561,985
0 .3
74,634
Qualcomm, Inc.
8,288,852
0 .6
54,753
(1)
Salesforce, Inc.
11,102,813
0 .8
15,620
(1)
ServiceNow, Inc.
8,730,955
0 .6
23,767
(1)
Snowflake, Inc. - Class
A
3,630,885
0 .3
11,652
(1)
Synopsys, Inc.
5,347,918
0 .4
28,414
Texas Instruments, Inc.
4,518,110
0 .3
124,239
Visa, Inc. - Class A
28,576,212
2 .0
16,498
(1)
VMware, Inc. - Class A
2,746,587
0 .2
15,170
(1)
Workday, Inc. - Class A
3,259,275
0 .2
687,500,549
49 .0
Materials : 0 .6%
14,824
Ecolab, Inc.
2,511,186
0 .2
3,538
Linde PLC
1,317,374
0 .1
15,197
Sherwin-Williams Co.
3,875,995
0 .3
6,532
Southern Copper Corp.
491,794
0.0
8,196,349
0 .6
Real Estate : 0 .8%
35,714
American Tower Corp.
5,873,167
0 .4
3,515
Crown Castle, Inc.
323,486
0.0
3,595
Equinix, Inc.
2,610,905
0 .2
6,981
Public Storage
1,839,633
0 .2
10,647,191
0 .8
Total Common Stock
(Cost $451,849,445)
1,393,406,734
99 .3
EXCHANGE-TRADED FUNDS : 0 .4%
37,623  iShares Russell Top 200
Growth ETF
5,787,546
0 .4
Total Exchange-Traded
Funds
(Cost $6,057,640)
5,787,546
0 .4
Total Long-Term
Investments
(Cost $457,907,085)
1,399,194,280
99 .7
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0 .1%
Mutual Funds : 0 .1%
1,533,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,533,000) $ 1,533,000 0 .1
Total Short-Term
Investments
(Cost $1,533,000)
$ 1,533,000
0 .1
Total Investments in
Securities
(Cost $459,440,085) $ 1,400,727,280 99 .8
Assets in Excess of
Other Liabilities 2,602,263 0.2
Net Assets $ 1,403,329,543 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
Voya Russell™ Large Cap
Growth Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 1,393,406,734 $ — $ — $ 1,393,406,734
Exchange-Traded Funds 5,787,546 — — 5,787,546
Short-Term Investments 1,533,000 — — 1,533,000
Total Investments, at fair value $ 1,400,727,280 $ — $ — $ 1,400,727,280
Liabilities Table
Other Financial Instruments+
Futures $ (152,099) $ — $ — $ (152,099)
Total Liabilities $ (152,099) $ — $ — $ (152,099)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At September 30, 2023, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index
Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 16 12/15/23 $ 3,460,400 $ (152,099)
$ 3,460,400 $ (152,099)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 949,606,050
Gross Unrealized Depreciation (8,318,855)
Net Unrealized Appreciation $ 941,287,195